Short Term Debt (Details Narrative) (10-Q) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization of note discount	$ 675,239	$ 305,747	$ 357,612	$ 820,287
Interest expenses on promissory notes	12,804	29,012	$ 31,330	$ 135,314
Short-term Debt [Member]
Amortization of note discount	280,207	11,540
Interest expenses on promissory notes	$ 19,918	$ 2,597